Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Property, plant and equipment, Beginning Balance	$ 3,260
Property, plant and equipment, Ending Balance	2,882	$ 3,260
Cost [Member]
Statement [Line Items]
Property, plant and equipment, Beginning Balance	4,049	1,092
Additions other than through business combinations, property, plant and equipment	471	2,966
Disposals, property, plant and equipment		(9)
Property, plant and equipment, Ending Balance	4,520	4,049
Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment, Beginning Balance	789	195
Depreciation, property, plant and equipment	849	603
Disposals, property, plant and equipment		(9)
Property, plant and equipment, Ending Balance	1,638	789
Office equipment and leaseholds
Statement [Line Items]
Property, plant and equipment, Beginning Balance	1,901
Property, plant and equipment, Ending Balance	1,465	1,901
Office equipment and leaseholds | Cost [Member]
Statement [Line Items]
Property, plant and equipment, Beginning Balance	2,260	285
Additions other than through business combinations, property, plant and equipment	74	1,984
Disposals, property, plant and equipment		(9)
Property, plant and equipment, Ending Balance	2,334	2,260
Office equipment and leaseholds | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment, Beginning Balance	359	10
Depreciation, property, plant and equipment	510	358
Disposals, property, plant and equipment		(9)
Property, plant and equipment, Ending Balance	869	359
Computer equipment [Member]
Statement [Line Items]
Property, plant and equipment, Beginning Balance	148
Property, plant and equipment, Ending Balance	128	148
Computer equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment, Beginning Balance	245	97
Additions other than through business combinations, property, plant and equipment	41	148
Disposals, property, plant and equipment		0
Property, plant and equipment, Ending Balance	286	245
Computer equipment [Member] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment, Beginning Balance	97	50
Depreciation, property, plant and equipment	61	47
Disposals, property, plant and equipment		0
Property, plant and equipment, Ending Balance	158	97
Lab equipment [Member]
Statement [Line Items]
Property, plant and equipment, Beginning Balance	1,211
Property, plant and equipment, Ending Balance	1,289	1,211
Lab equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment, Beginning Balance	1,544	710
Additions other than through business combinations, property, plant and equipment	356	834
Disposals, property, plant and equipment		0
Property, plant and equipment, Ending Balance	1,900	1,544
Lab equipment [Member] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment, Beginning Balance	333	135
Depreciation, property, plant and equipment	278	198
Disposals, property, plant and equipment		0
Property, plant and equipment, Ending Balance	$ 611	$ 333